Income Taxes (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Jun. 30, 2022	Jun. 30, 2021
Income Taxes (Details) [Line Items]
Expire date, description		expire in the tax year ending December 31, 2024.
United States [Member]
Income Taxes (Details) [Line Items]
Federal net operating loss carryforward		$ 13,446,058	$ 9,216,271
United States [Member] | Maximum [Member]
Income Taxes (Details) [Line Items]
Corporate tax rate	35.00%
United States [Member] | Minimum [Member]
Income Taxes (Details) [Line Items]
Corporate tax rate	21.00%
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Statutory financial statements adjusted tax rate, description		The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019.
Applicable tax rate		16.50%
PRC [Member]
Income Taxes (Details) [Line Items]
Corporate tax rate		25.00%
Net operating loss carry forward		$ 26,650,620	$ 19,273,124